John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4329
Fax: (617) 663-2197
E-Mail: pmorisette@jhancock.com
Name : Patricia A. Morisette
Title: Assistant Vice President and Counsel
July 2, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of Prospectuses and Statement of Additional Information for the Trust, each dated July 1, 2012, that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 50 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U. S. Securities and Exchange Commission on June 27, 2012 via EDGAR (Accession No. 0000950123-12-009573) except for the Disciplined Value Class R1, R2, R3, R4 and R5 prospectus, the Disciplined Value Class R6 prospectus, the Disciplined Value Mid Cap Class R2 prospectus, the Disciplined Value Mid Cap Class R6 prospectus, and the Rainier Growth Fund Class R1, R2, R3, R4 and R5 prospectus, which were separately filed pursuant to paragraph (c) of Rule 497 on July 2, 2012.
If you have any questions or comments concerning the foregoing, please call me at (617) 663-4329.
Sincerely,

/s/ Patricia A. Morisette Patricia A. Morisette, Esq.
Assistant Secretary